Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ 5,132,611
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	9,301,988
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	1,749,201
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	536,329
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	6,881,812
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	$ 9,838,317